Invesco PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 1000 Houston, TX 77046

713 626 1919 www.invesco.com/us
September 21, 2012
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	AIM Investment Funds (Invesco Investment Funds) CIK No. 0000826644
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, ("1933 Act"), the undersigned certifies on behalf of AIM Investment Funds (Invesco Investment Funds) (the “Fund”) that the Prospectuses relating to the Class R5 and R6 shares, as applicable, of Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund, Invesco China Fund, Invesco Developing Markets Fund, Invesco Emerging Markets Equity Fund, Invesco Emerging Market Local Currency Debt Fund, Invesco Endeavor Fund, Invesco International Total Return Fund, Invesco Premium Income Fund and Invesco Select Companies Fund; and the Statement of Additional Information relating to Class A, Class B, Class C, Class R, Class R5, Class R6, Class Y and Investor Class shares, as applicable, of Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund, Invesco China Fund, Invesco Developing Market Fund, Invesco Emerging Markets Equity Fund, Invesco Emerging Market Local Currency Debt Fund, Invesco Endeavor Fund, Invesco Global Health Care Fund, Invesco International Total Return Fund, Invesco Premium Income Fund and Invesco Select Companies Fund, that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 126 to the Fund’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 126 is the most recent Amendment to the Fund’s Registration Statement which was filed electronically with the Securities and Exchange Commission on September 21, 2012.
Please send copies of all correspondence with respect to the Amendment to the undersigned or contact me at 713-214-7888.
Sincerely,
/s/ Peter A. Davidson
Peter A. Davidson
Counsel